Employee Benefits - Summary of Changes in Defined Benefit Obligations (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period	¥ 73,479
End of period	73,168	¥ 73,479
Defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period	73,479	74,049
Current service cost	2,501	2,664
Interest cost	479	459
Change in demographic assumptions	(69)	(23)
Change in financial assumptions	568	468
Experience adjustments*	(57)	(621)
Benefit payments	(3,671)	(3,512)
Currency exchange differences	(62)	(17)
Others		12
End of period	¥ 73,168	¥ 73,479